Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Legal Contingencies

From time to time, we may be involved in various disputes, and litigation matters that arise in the ordinary course of business. The Company is currently not a party to any material legal proceedings.

In January 2024, a former employee filed a wrongful termination lawsuit against the Company in the U.S. District Court, Southern District of Indiana. This case was settled on January 15, 2025, with no material impact to the Company.

Commitments

On July 1, 2025, the Company entered into a consulting agreement with a former member of the Board of Directors for services related to developing a new strategic plan for the Company and identifying and hiring a new CEO. The agreement is in effect through September 30, 2025, and allows for a monthly cash fee of $5,000 per month and awarded 25,000 Class A common stock options and 25,000 restricted stock units (“RSU’s”) of the Company’s Class A common stock to the consultant. Both the options and RSU’s fully vest upon Board approval of the new strategic plan and delivery of final CEO recommendations to the Board. The stock options and RSU’s will also vest in the event of a change of control of the Company.

On December 15, 2025, the Board of Directors of the Company appointed Gregory R. Alexander as Chief Executive Officer of the Company and entered into an employment agreement with Mr. Alexander, effective January 5, 2026 (the “Alexander Employment Agreement”). Under the terms of the Alexander Employment Agreement, Mr. Alexander is entitled to receive an annual base salary of $251,000 and an annual performance bonus with a target amount equal to 30% of his annual base salary based upon the Board’s assessment of Mr. Alexander’s and the Company’s attainment of goals as set by the Board in its sole discretion. In accordance with the Alexander Employment Agreement, Mr. Alexander will also be granted 110,537 restricted stock units, 20% of which vest one year after date of grant and the remainder which vest equally over 4 years beginning one year after date of grant. Additionally, he will be granted stock options to purchase 257,920 Class A common shares of stock with 20% vesting on December 31, 2026, and the remainder vesting equally on an annual basis through December 31, 2030, as well as 368,458 performance stock units, subject to achievement of performance targets to be determined. In addition, the Alexander Employment Agreement contains non-competition and non-solicitation provisions.

Note 10 – Commitments and Contingencies

Legal Contingencies

From time to time, we may be involved in various disputes and litigation matters that arise in the ordinary course of business. The Company is currently not a party to any material legal proceedings.

In January 2024, a former employee filed a wrongful termination lawsuit against the Company in the U.S. District Court, Southern District of Indiana. This case was settled on January 15, 2025 with no material impact to the Company.

Commitments

On July 1, 2025, the Company entered into a consulting agreement with a former member of the Board of Directors for services related to developing a new strategic plan for the Company and identifying and hiring a new CEO. The agreement is in effect through September 30, 2025, and allows for a monthly cash fee of $5,000 per month, and awarded 25,000 Class A common stock options and 25,000 restricted stock units (“RSU’s”) of the Company’s Class A common stock to the consultant. Both the options and RSU’s fully vest upon Board approval of the new strategic plan and delivery of final CEO recommendations to the Board. The stock options and RSU’s will also vest in the event of a change of control of the Company.

On December 15, 2025, the Board of Directors of the Company appointed Gregory R. Alexander as Chief Executive Officer of the Company and entered into an employment agreement with Mr. Alexander, effective January 5, 2026 (the “Alexander Employment Agreement”). Under the terms of the Alexander Employment Agreement, Mr. Alexander is entitled to receive an annual base salary of $251,000 and an annual performance bonus with a target amount equal to 30% of his annual base salary based upon the Board’s assessment of Mr. Alexander’s and the Company’s attainment of goals as set by the Board in its sole discretion. In accordance with the Alexander Employment Agreement, Mr. Alexander will also be granted 110,537 restricted stock units, 20% of which vest one year after date of grant and the remainder which vest equally over 4 years beginning one year after date of grant. Additionally, he will be granted stock options to purchase 257,920 shares of Class A common stock with 20% vesting on December 31, 2026 and the remainder vesting equally on an annual basis through December 31, 2030 as well as 368,458 performance stock units, subject to achievement of performance targets to be determined. In addition, the Alexander Employment Agreement contains non-competition and non-solicitation provisions.